Long-term Debt - Schedule of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Long-term debt:
Long-term debt, gross	$ 3,597,337,000	$ 2,468,062,000
Deferred financing fees	(24,065,000)	(17,429,000)
Long-term debt	3,487,541,000	2,450,633,000
Current portion of long-term debt	(722,641,000)	(257,800,000)
Long-term debt Non Current	2,764,900,000	2,192,833,000
Revolving Credit Facilities [Member]
Long-term debt:
Long-term debt, gross	788,198,000	854,121,000
Long-term debt	788,198,000
Term Loan Credit Facilities [Member]
Long-term debt:
Long-term debt, gross	2,158,743,000	1,196,016,000
Fair value adjustment on term loan credit facilities	(2,339,000)	0
Long-term debt	2,158,743,000
Senior Unsecured Notes [Member]
Long-term debt:
Long-term debt, gross	400,396,000	417,925,000
Long-term debt	400,396,000	417,925,000
2025 Notes [Member]
Long-term debt:
Long-term debt, gross	250,000,000	0
Debt discount on 2025 Notes	$ (83,392,000)	$ 0